Equity - Schedule of Outstanding Non-Marketable Warrants (Details)	Dec. 31, 2024 ₪ / shares shares
January 24, 2023 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants | shares	14,822	[1],[2]
Exercise price for one Ordinary share | ₪ / shares		[1]
Expiration date	Jan. 24, 2025	[1]
February 16, 2023 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants | shares	213,826	[1]
Exercise price for one Ordinary share | ₪ / shares	₪ 16.66	[1]
Expiration date	Feb. 01, 2028	[1]
February 16, 2023 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants | shares	20,000	[1],[2]
Exercise price for one Ordinary share | ₪ / shares		[1]
Expiration date	Feb. 01, 2028	[1]
June 15, 2023 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants | shares	248,778	[1]
Exercise price for one Ordinary share | ₪ / shares	₪ 12	[1]
Expiration date	Jun. 12, 2028	[1]
January 25, 2024 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants | shares	888,890	[3]
Exercise price for one Ordinary share | ₪ / shares	₪ 5	[3]
Expiration date	Jan. 25, 2029	[3]

[1]	On January 1, 2024, as a result of the change in the functional currency of the Company (Note 2E.) all outstanding warrants issued under private placements on February 16, 2023 and June 15, 2023 that had exercise price denominated in NIS, could have not been considered anymore as indexed to the Company’s own shares, and therefore were reclassified from equity to liabilities at their fair value of $1,649 thousand (valued, as of that date, using the Black - Scholes pricing model). Subsequently, and after receiving the approval of the warrants holders (except for two individuals) to fix the exercise price of such warrants in U.S. Dollars terms (converted from NIS to U.S. Dollars based on the exchange rate as of May 16, 2024), and after the approval of the Board, on May 23, 2024, all consented warrants were reclassified to equity at their present fair value of $219 thousand (valued at modification date under the Black - Scholes pricing model, under the following assumptions: risk free interest rate 4.53%-4.71%, expected term 3.6-4 years, expected price volatility of 100%-103%, fair value of an ordinary share of $1.55 and 0% dividend yield); consequently, the Company recognized $1,419 thousand in financial income for year 2024, resulting from the change in fair value of the warrants’ liability (an additional individual consented to such a change on December 17, 2024 resulting with a reclassification to equity of $6 thousand). The remaining liability of $10 thousand is presented among long-term liabilities.
[2]	Presented as a warrants’ liability in the balance sheet, see below
[3]	Following the issuance of warrants on January 25, 2024 (see A5) above), the Company determined that some of the features of the warrants, did not meet the “indexed to Company’s own stock” criteria, and are therefore precluded from equity classification. Consequently, the gross proceeds received in the offering were initially allocated to the warrant’s that were classified as a liability, based on their fair value, and the residual was allocated to the shares and the prefunded warrants. Upon issuance, the warrants were valued at $3,176 thousand using the Black-Scholes pricing model, under the following assumptions: fair value of an ordinary share - $4.89, expected option term of 5 years, expected price volatility of 93%, risk-free annual interest rate of 4.51% and dividend yield of 0%. Issuance costs were proportionally allocated to the issued financial instruments based on the proceed amounts allocated to such instruments. Consequently, $473 thousand of issuance costs, that were allocated to the warrants, were carried directly to financial expenses. The features of these warrants were amended under an agreement with the holding investor which became effective on June 6, 2024. Consequently, the Company reclassified these warrants to equity at their fair value of $481 thousand (valued under the Black - Scholes pricing model under the following assumptions: risk free interest rate 4.3%, expected term 4.6 years, expected price volatility of 100%, fair value of an ordinary share of $1.07 and 0% dividend yield) and recognized financial income from the change in their fair value of $2,695 thousand.